Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of provision for employee commitments

	Year ended December 31
in € thousand	2023	2022
Employer contribution costs on share-based compensation plans	1,684	3,330
Phantom shares	1,421	2,976
Retirement termination benefits	459	330
Leaving indemnities	670	267
BALANCE AS AT CLOSING DATE	4,234	6,903
Less non-current portion	490	1,320
CURRENT PORTION	3,744	5,583

Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions
Assumptions used

	Year ended December 31
	2023	2022
Discount rate	3.20%	3.60%
Salary increase rate	2.50%	2.50%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	22	20

Schedule of changes in defined benefit obligation
Present value of obligation development:

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	330	422
Current service cost	(1)	86
Actuarial losses/(gains)	130	(178)
BALANCE AS AT CLOSING DATE	459	330

Schedule of other provisions

	Year ended December 31
in € thousand	2023	2022
Non-current	584	960
Current	7,091	24,714
PROVISIONS	7,675	25,674